Subsequent Events (Details) - USD ($)					1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 15, 2016	Feb. 29, 2016	Feb. 24, 2016	Feb. 03, 2016	Feb. 25, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 24, 2016	Dec. 31, 2014
Subsequent Events (Textual)
Certificate of deposit, letter of credit							$ 750,000
Deposits							$ 750,000
Description of business acquisition						(i) the Affiliate Investors received an aggregate of 1,375,000 shares of Tempus Holdings common stock, 1,031,250 Series A-2 Warrants and 343,750 Series B-2 Warrants (collectively, the "Affiliate Investor Securities") and (ii) the New Investors received an aggregate of 1,255,265 shares of Tempus Holdings common stock, 1,369,735 shares of Tempus Holdings preferred stock, 1,968,750 Series A-1 Warrants and 656,250 Series B-1 Warrants.	(i) the Affiliate Investors received an aggregate of 1,375,000 shares of Tempus Holdings common stock, 1,031,250 Series A-2 Warrants and 343,750 Series B-2 Warrants (collectively, the "Affiliate Investor Securities'') and (ii) the New Investors received an aggregate of 1,255,265 shares of Tempus Holdings common stock, 1,369,735 shares of Tempus Holdings preferred Stock, 1,968,750 Series A-1 Warrants and 656,250 Series B-1 Warrants.
Amount of lease agreement					$ 70,000
Description of aircraft lease agreement					We entered into an agreement to lease a Gulfstream G-IV, at a rate of $70,000 a month for a period of 40 months. The lease permits the lessor to exercise an option to sell the aircraft to the Company at any time after November 30, 2016, or the Company to purchase the aircraft from the lessor, in either case at a value of $5,500,000.
Preferred stock, shares issued						4,578,070	1,369,735	4,578,070	0
Preferred stock, shares outstanding						4,578,070	1,369,735	4,578,070	0
Common stock, shares issued						9,720,218	8,836,421	9,720,218	3,642,084
Common stock, shares outstanding						9,720,218	8,836,421	9,720,218	3,642,084
Common Stock [Member]
Subsequent Events (Textual)
Issuance of aggregate shares			641,666				44,872
Preferred Stock [Member]
Subsequent Events (Textual)
Issuance of aggregate shares		1,527,778		1,680,557
Busisness combination transacations amount	$ 500,000
Payments to acquire businesses	$ 242,131
Description of business acquisition	The Company purchased Tempus Jets, Inc. ("TJI") from our CEO B. Scott Terry for consideration of $500,000, paid in the form of 242,131 shares of common stock of the Company. The number of shares issued to Mr. Terry was calculated based on the volume weighted average market price of the Company's common stock for the previous 20 trading days.
Preferred Stock [Member] | Series B Warrant [Member]
Subsequent Events (Textual)
Preferred stock, shares issued							1,062,500	275,000
Preferred stock, shares outstanding							1,062,500	275,000